Share Capital - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 £ / shares shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 £ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 £ / shares	Feb. 23, 2016 $ / shares
Disclosure of classes of share capital [line items]
Ordinary shares, per cent of total number of shares	99.99%	99.99%
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares	$ 0.50
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares	$ 0.50
Special Voting share of no par value [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1	1
Movement in shares	0
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares	$ 0.5		$ 0.5		$ 0.5
Number of shares issued	1	1
Movement in shares	0
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares		£ 1		£ 1		£ 1
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares		£ 1		£ 1		£ 1
Movement in shares	0
DLC Dividend share [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares							$ 10